PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
Voya Index Solution 2030 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 31.7%
548,545  Schwab U.S. TIPS
ETF
$ 29,418,468
3.0
317,997  Vanguard Long-Term
Treasury ETF
19,569,535
2.0
4,879,582
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
244,377,274
24.7
534,342  Xtrackers USD High
Yield Corporate Bond
ETF
19,727,907
2.0
Total Exchange-Traded
Funds
(Cost $307,257,593)
313,093,184
31.7
MUTUAL FUNDS : 68.2%
Affiliated Investment Companies : 68.2%
2,083,779  Voya Short Duration
Bond Fund - Class R6
19,670,875
2.0
5,274,497  Voya U.S. Bond Index
Portfolio - Class I
49,211,060
5.0
1,627,500  Voya VACS Index
Series EM Portfolio
19,969,426
2.0
12,793,997  Voya VACS Index
Series I Portfolio
153,655,905
15.6
4,012,859  Voya VACS Index
Series MC Portfolio
49,398,298
5.0
24,649,897  Voya VACS Index
Series S Portfolio
351,261,038
35.6
2,500,220  Voya VACS Index
Series SC Portfolio
29,602,609
3.0
Total Mutual Funds
(Cost $541,954,477)
672,769,211
68.2
Total Long-Term
Investments
(Cost $849,212,070)
985,862,395
99.9
Total Investments in
Securities
(Cost $849,212,070) $ 985,862,395 99.9
Assets in Excess of
Other Liabilities 1,418,275 0.1
Net Assets $ 987,280,670 100.0
(1)
Investment in affiliate.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
2
Voya Index Solution 2030 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 313,093,184 $ — $ — $ 313,093,184
Mutual Funds 672,769,211 — — 672,769,211
Total Investments, at fair value $ 985,862,395 $ — $ — $ 985,862,395
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Short Duration Bond Fund -
Class R6
$ — $ 19,698,013 $ (6,319) $ (20,819) $ 19,670,875 $ 13,156 $ (4) $ —
Voya U.S. Bond Index Portfolio -
Class I
52,158,163 29,687,177 (33,398,080) 763,800 49,211,060 1,390,595 (481,497) —
Voya VACS Index Series EM
Portfolio
36,255,329 2,072,937 (19,205,350) 846,510 19,969,426 698,753 820,079 —
Voya VACS Index Series I Portfolio
143,121,433 10,015,937 (12,218,199) 12,736,734 153,655,905 3,590,729 1,558,752 —
Voya VACS Index Series MC
Portfolio
37,468,258 21,767,698 (13,088,098) 3,250,440 49,398,298 468,808 1,704,214 164,034
Voya VACS Index Series S
Portfolio
310,592,553 53,544,226 (56,364,203) 43,488,462 351,261,038 4,260,755 16,914,839 1,638,754
Voya VACS Index Series SC
Portfolio
47,913,975 3,834,684 (21,925,673) (220,377) 29,602,609 557,126 1,596,005 286,756
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
222,547,347 18,518,234 — 3,311,693 244,377,274 8,023,374 — —
$ 850,057,058 $ 159,138,906 $ (156,205,922) $ 64,156,443 $ 917,146,485 $ 19,003,296 $ 22,112,388 $ 2,089,544
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 136,671,144
Gross Unrealized Depreciation (20,819)
Net Unrealized Appreciation $ 136,650,325